Acquisition and sale of businesses and brands and purchase of non-controlling interests - Acquisitions in the year (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Cash consideration paid	£ (88)		£ (358)	£ (27)
Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	4		2	£ 0
Other businesses acquired
Disclosure of detailed information about business combination [line items]
Cash consideration paid	(26)		(95)
Other businesses acquired | Maximum
Disclosure of detailed information about business combination [line items]
Maximum value for contingent consideration payments	(18)		(86)
Other businesses acquired | Deferred consideration payable
Disclosure of detailed information about business combination [line items]
Deferred/contingent consideration payable	£ 4		£ 2
21Seeds
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired		100.00%
Cash consideration paid		£ (62)
21Seeds | Maximum
Disclosure of detailed information about business combination [line items]
Maximum value for contingent consideration payments		£ (61)